                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
               Registered Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
    ---------------------------------------------------------------

           (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06
                            ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$18.95
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.43
Less Distributions:
Distributions from net investment income	(0.18)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.33)
TOTAL DISTRIBUTIONS	(0.51)
Net Asset Value, End of Period	$18.87
Total Return [2]	2.28	% [3]

Ratios to Average Net Assets:
Net expenses	1.13	% [6,7]
Net investment income	1.97	% [6]
Expense waiver/reimbursement [8]	0.13	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$217,243
Portfolio turnover	56%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.02% on the total return. See Notes to Financial Statements (Note 5).

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended May 31, 2006, the years ended November 30, 2005 and November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended		Year Ended October 31,
2005		2004		11/30/2003	[1]	2003		2002		2001
$18.38		$17.38		$17.32		$15.61		$17.22		$18.78

0.31		0.36		0.02		0.31		0.39		0.48
0.56		1.01		0.11		1.71		(1.62)		(1.04)
0.87		1.37		0.13		2.02		(1.23)		(0.56)

(0.30)		(0.37)		(0.07)		(0.31)		(0.38)		(0.53)
--		--		--		--		--		(0.47)
(0.30)		(0.37)		(0.07)		(0.31)		(0.38)		(1.00)
$18.95		$18.38		$17.38		$17.32		$15.61		$17.22
4.75	% [4,5]	7.89%		0.75%		13.08%		(7.32)%		(3.12)%

1.16	% [7]	1.29	% [7]	1.26	% [6,7]	1.31	% [7]	1.26	% [7]	1.31%
1.63%		1.72%		1.64	% [6]	1.89%		2.32%		2.64%
0.08%		0.01%		0.01	% [6]	0.00	% [9]	0.00	% [9]	0.00	% [9]

$234,204		$237,428		$226,701		$224,461		$184,294		$175,854
50%		47%		1%		74%		54%		28%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$18.93
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.34
Less Distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.33)
TOTAL DISTRIBUTIONS	(0.43)
Net Asset Value, End of Period	$18.84
Total Return [2]	1.82%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]
Net investment income	1.14	% [4]
Expense waiver/reimbursement [6]	0.12	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$55,014
Portfolio turnover	56%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended May 31, 2006, the years ended November 30, 2005 and November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended		Year Ended October 31,
2005		2004		11/30/2003	[1]	2003		2002		2001
$18.36		$17.36		$17.28		$15.58		$17.19		$18.75

0.14		0.23		0.01		0.19		0.26		0.35
0.58		1.00		0.11		1.70		(1.62)		(1.05)
0.72		1.23		0.12		1.89		(1.36)		(0.70)

(0.15)		(0.23)		(0.04)		(0.19)		(0.25)		(0.39)
--		--		--		--		--		(0.47)
(0.15)		(0.23)		(0.04)		(0.19)		(0.25)		(0.86)
$18.93		$18.36		$17.36		$17.28		$15.58		$17.19
3.95	% [3]	7.08%		0.68%		12.22%		(8.02)%		(3.85)%

1.95	% [5]	2.04	% [5]	2.01	% [4,5]	2.06	% [5]	2.01	% [5]	2.06%
0.84%		0.97%		0.89	% [4]	1.14%		1.57%		1.89%
0.06%		0.01%		0.01	% [4]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$63,151		$73,911		$72,412		$71,836		$59,165		$60,058
50%		47%		1%		74%		54%		28%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$18.88
Income From Investment Operations:
Net investment income	0.11
Net realized and unrealized gain (loss) on investments, foreign currency transactions, and futures contracts	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.34
Less Distributions:
Distributions from net investment income	(0.10)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.33)
TOTAL DISTRIBUTIONS	(0.43)
Net Asset Value, End of Period	$18.79
Total Return [2]	1.85%

Ratios to Average Net Assets:
Net expenses	1.91	% [4,5]
Net investment income	1.18	% [4]
Expense waiver/reimbursement [6]	0.12	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,028
Portfolio turnover	56%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended May 31, 2006, the years ended November 30, 2005 and November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended		Year Ended October 31,
2005		2004		11/30/2003	[1]	2003		2002		2001
$18.31		$17.32		$17.24		$15.54		$17.15		$18.70

0.17		0.23		0.01		0.19		0.26		0.35
0.56		1.00		0.11		1.70		(1.62)		(1.04)
0.73		1.23		0.12		1.89		(1.36)		(0.69)

(0.16)		(0.24)		(0.04)		(0.19)		(0.25)		(0.39)
--		--		--		--		--		(0.47)
(0.16)		(0.24)		(0.04)		(0.19)		(0.25)		(0.86)
$18.88		$18.31		$17.32		$17.24		$15.54		$17.15
3.98	% [3]	7.09%		0.68%		12.25%		(8.03)%		(3.81)%

1.93	% [5]	2.02	% [5]	2.01	% [4,5]	2.04	% [5]	2.01	% [5]	2.06%
0.88%		0.99%		0.89	% [4]	1.16%		1.57%		1.89%
0.06%		0.01%		0.01	% [4]	0.00	% [7]	0.00	% [7]	0.00	% [7]

$28,922		$26,704		$27,853		$27,731		$22,567		$24,032
50%		47%		1%		74%		54%		28%

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2006
Net Asset Value, Beginning of Period	$18.98
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.37
Less Distributions:
Distributions from net investment income	(0.13)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.33)
TOTAL DISTRIBUTIONS	(0.46)
Net Asset Value, End of Period	$18.89
Total Return [3]	1.97%

Ratios to Average Net Assets:
Net expenses	1.63	% [5,6]
Net investment income	1.50	% [5]
Expense waiver/reimbursement [7]	0.12	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,725
Portfolio turnover	56%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The net expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements. The impact to the net expense ratios was less than 0.01% for the six months ended May 31, 2006, the years ended November 30, 2005 and November 30, 2004, and the periods ended November 30, 2003 and October 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

9 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,				Period Ended
2005		2004		11/30/2003	[1]	10/31/2003	[2]
$18.40		$17.38		$17.32		$15.61

0.25		0.29		0.01		0.10
0.53		1.03		0.10		1.71
0.78		1.32		0.11		1.81

(0.20)		(0.30)		(0.05)		(0.10)
--		--		--		--
(0.20)		(0.30)		(0.05)		(0.10)
$18.98		$18.40		$17.38		$17.32
4.27	% [4]	7.64%		0.64%		11.64%

1.65	% [6]	1.74	% [6]	1.78	% ,5,6	1.81	% [5,6]
1.31%		2.52%		1.14	% [5]	1.39	% [5]
0.05%		0.01%		0.01	% [5]	0.00	% [5,8]

$1,048		$65		$0	[9]	$0	[9]
50%		47%		1%		74%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,022.80	$5.70
Class B Shares	$1,000	$1,018.20	$9.81
Class C Shares	$1,000	$1,018.50	$9.61
Class K Shares	$1,000	$1,019.70	$8.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.69
Class B Shares	$1,000	$1,015.21	$9.80
Class C Shares	$1,000	$1,015.41	$9.60
Class K Shares	$1,000	$1,016.80	$8.20

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.95%
Class C Shares	1.91%
Class K Shares	1.63%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity	54.5%
U.S. Treasury and Agency Securities [2]	12.6%
Corporate Debt Securities	11.0%
International Equity	9.2%
Mortgage-Backed Securities	8.9%
Foreign Debt Securities	0.3%
Asset-Backed Securities	0.1%
Cash Equivalents [3]	7.9%
Other Assets and Liabilities--Net [4]	(4.5)%
TOTAL	100.0%

At May 31, 2006, the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Health Care	18.0%
Financials	15.9%
Information Technology	13.4%
Energy	12.4%
Industrials	11.5%
Consumer Staples	9.1%
Consumer Discretionary	6.5%
Telecommunication Services	5.3%
Materials	4.4%
Utilities	3.5%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $16.17 million held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding S&P 500 June 2006 futures contracts.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value
		STOCKS--54.5%
		COMMON STOCKS--54.5%
		Consumer Discretionary--3.5%
80,750		McDonald's Corp.	$2,678,477
39,200		Nike, Inc., Class B	3,148,152
51,500		Target Corp.	2,519,380
36,800		Wendy's International, Inc.	2,218,304
		TOTAL	10,564,313
		Consumer Staples--5.0%
60,800		Altria Group, Inc.	4,398,880
73,900		Diageo PLC, ADR	4,891,441
50,200		General Mills, Inc.	2,604,878
51,200		PepsiCo, Inc.	3,095,552
12,000	[1]	Smithfield Foods, Inc.	333,720
		TOTAL	15,324,471
		Energy--6.9%
43,600		Apache Corp.	2,828,768
99,500		Exxon Mobil Corp.	6,060,545
41,700		GlobalSantaFe Corp.	2,507,421
11	[1]	NRG Energy, Inc.	547
34,600	[1]	Transocean Sedco Forex, Inc.	2,815,402
61,900	[1]	Weatherford International, Inc.	3,221,276
84,800		XTO Energy, Inc.	3,495,456
		TOTAL	20,929,415
		Financials--7.5%
67,500		Ace, Ltd.	3,494,475
74,400		Allstate Corp.	4,092,744
95,100		American International Group, Inc.	5,782,080
1,000	[1]	Arcadia Financial Ltd. - Warrants	0
88,100		Citigroup, Inc.	4,343,330
35,700		Merrill Lynch & Co., Inc.	2,585,037
42,900		Morgan Stanley	2,557,698
		TOTAL	22,855,364
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Health Care--10.5%
54,400	[1]	Amgen, Inc.	$3,676,896
67,200		AstraZeneca Group PLC, ADR	3,557,568
92,700	[1]	Forest Laboratories, Inc., Class A	3,474,396
15,700	[1]	Gilead Sciences, Inc.	900,081
40,225		Johnson & Johnson	2,422,349
34,700		McKesson HBOC, Inc.	1,717,650
57,100	[1]	Medimmune, Inc.	1,816,922
66,100		Novartis AG, ADR	3,667,228
57,700		Pfizer, Inc.	1,365,182
74,800		Shire PLC, ADR	3,305,412
47,500	[1]	St. Jude Medical, Inc.	1,619,750
97,200		Wyeth	4,445,928
		TOTAL	31,969,362
		Industrials--6.4%
52,700		Avery Dennison Corp.	3,129,853
31,700		Deere & Co.	2,713,520
90,900	[1]	Foster Wheeler Ltd.	4,022,325
66,000		Northrop Grumman Corp.	4,268,880
88,100		United Technologies Corp.	5,508,012
		TOTAL	19,642,590
		Information Technology--7.9%
155,100		Applied Materials, Inc.	2,622,741
129,000	[1]	Cadence Design Systems, Inc.	2,327,160
92,000	[1]	Cisco Systems, Inc.	1,810,560
336,500	[1]	EMC Corp. Mass	4,307,200
35,800		International Business Machines Corp.	2,860,420
30,400		Linear Technology Corp.	1,026,000
136,300		Microsoft Corp.	3,087,195
126,700	[1]	Oracle Corp.	1,801,674
36,500		SAP AG, ADR	1,920,995
181,400	[1]	Xerox Corp.	2,490,622
		TOTAL	24,254,567
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Materials--1.7%
33,500		Alcan Aluminum Ltd.	$1,753,725
103,900		Alcoa, Inc.	3,295,708
		TOTAL	5,049,433
		Telecommunication Services--2.9%
179,900		AT&T, Inc.	4,688,194
119,900		BellSouth Corp.	4,049,023
		TOTAL	8,737,217
		Utilities--2.2%
55,200		Consolidated Edison Co.	2,434,320
49,200		FirstEnergy Corp.	2,579,064
30,200		TXU Corp.	1,730,460
		TOTAL	6,743,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,205,187)	166,070,576
		ASSET-BACKED SECURITIES--0.1%
$112,449	[2]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	112,449
184,030		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6 1A3, 3.34%, 5/25/2026	179,685
21,884		Residential Asset Mortgage Pro 2003RS11 AIIB, 12/25/2033	21,891
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $316,965)	314,025
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.1%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	540,597
7,460		Federal Home Loan Mortgage Corp. REMIC 1610 PM, 6.250%, 4/15/2022	7,469
708,176		Federal National Mortgage Association REMIC 2002-52 FG, 5.581%, 9/25/2032	713,606
619,824		Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045	592,779
11,878	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027	9,384
222,912		Washington Mutual, Inc., 2003-AR4 A6, 3.423%, 5/25/2033	216,695
1,000,000		Washington Mutual, Inc., 2003-AR5, A6, 3.695%, 6/25/2033	970,374
354,309		Wells Fargo Mortgage Backed Securities Series 2003-18, Class A1, 5.5%, 12/25/2033	338,409
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,470,458)	3,389,313
Principal Amount			Value
		CORPORATE BONDS--8.4%
		Basic Industry - Metals & Mining--0.1%
$80,000		Alcan, Inc., 5%, 6/1/2015	$74,629
110,000		BHP Finance (USA), Inc., 5%, 12/15/2010	107,597
120,000		Newmont Mining Corp., 5.875%, 4/1/2035	107,165
100,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	101,733
		TOTAL	391,124
		Basic Industry - Paper--0.2%
70,000		International Paper Co., 5.5%, 1/15/2014	66,536
200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	223,706
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	127,500
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	101,773
		TOTAL	519,515
		Capital Goods - Aerospace & Defense--0.2%
110,000	[2]	BAE Systems Holdings, Inc., 5.2%, 8/15/2015	102,176
400,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	390,276
		TOTAL	492,452
		Capital Goods - Building Materials--0.0%
50,000		Masco Corp., 4.8%, 6/15/2015	45,006
		Capital Goods - Diversified Manufacturing--0.4%
70,000		Eaton Corp., 8.9%, 8/15/2006	70,473
100,000		Emerson Electric Co., Note, 5%, 10/15/2008	98,954
250,000		General Electric Co., Note, 5%, 2/1/2013	241,211
140,000	[2]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	143,098
250,000		Kennametal, Inc., 7.2%, 6/15/2012	261,922
250,000	[2]	Tyco International Group, 4.436%, 6/15/2007	247,183
80,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	82,045
		TOTAL	1,144,886
		Communications - Media & Cable--0.1%
75,000		AT&T Broadband, Company Guarantee, 8.375%, 3/15/2013	83,853
100,000		Comcast Corp., 7.05%, 3/15/2033	100,455
110,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	105,199
		TOTAL	289,507
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.2%
$250,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	$257,397
250,000		Clear Channel Communications, 3.125%, 2/1/2007	245,681
100,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	93,102
		TOTAL	596,180
		Communications - Telecom Internet--0.0%
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/1/2009	51,375
		Communications - Telecom Wireless--0.2%
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	81,474
90,000		America Movil S.A. de C.V, Note, 5.75%, 1/15/2015	84,762
500,000		Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008	505,823
75,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	83,720
		TOTAL	755,779
		Communications - Telecom Wirelines--0.1%
100,000		Deutsche Telekom International, 5.25%, 7/22/2013	94,713
60,000		Embarq Corp., 6.738%, 6/1/2013	60,158
100,000		GTE Corp, 7.51%, 4/1/2009	104,485
200,000		Telefonos de Mexico, Note, 4.5%, 11/19/2008	193,880
		TOTAL	453,236
		Consumer Cyclical - Automotive--0.5%
350,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	339,286
285,000		DaimlerChrysler North America Holding Corp., 6.5%, 11/15/2013	286,846
250,000		Ford Motor Credit Co., Note, 6.5%, 1/25/2007	249,896
250,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	230,439
60,000		Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011	53,934
25,000		General Motors Acceptance, Note, 5.125%, 5/9/2008	23,690
110,000		General Motors Acceptance, 8%, 11/1/2031	103,591
130,000	[2]	Nissan Motor Acceptance, Sr. Unsecd. Note, 5.625%, 3/14/2011	128,450
		TOTAL	1,416,132
		Consumer Cyclical - Entertainment--0.1%
300,000		Carnival Corp., 3.75%, 11/15/2007	292,831
20,000		International Speedway Corp. 4.2%, 4/15/2009	19,200
80,000		International Speedway Corp. 5.4%, 4/15/2014	76,586
		TOTAL	388,617
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.2%
$234,693	[2]	CVS Corp., 5.298%, 1/11/2027	$216,989
60,000		Home Depot, Inc., 5.4%, 3/1/2016	57,890
70,000		Wal-Mart Stores, Inc., 7.55%, 2/15/2030	81,391
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	239,263
		TOTAL	595,533
		Consumer Non-Cyclical Food/Beverage--0.0%
70,000		Bottling Group, LLC, Note, 5.5%, 4/1/2016	68,086
75,000		Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006	74,092
		TOTAL	142,178
		Consumer Non-Cyclical Health Care--0.0%
60,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	57,281
90,000		Quest Diagnostic, Inc., 5.45%, 11/1/2015	86,585
		TOTAL	143,866
		Consumer Non-Cyclical Pharmaceuticals--0.2%
100,000		Genentech, Inc., Note, 4.75%, 7/15/2015	92,002
100,000		Pharmacia Corp., Sr. Deb., 6.5%, 12/1/2018	105,868
400,000		Wyeth, Unsecd. Note, 5.5%, 2/1/2014	389,767
		TOTAL	587,637
		Consumer Non-Cyclical Supermarkets--0.0%
80,000		Fred Meyer, Inc., Company Guarantee, 7.45%, 3/1/2008	82,197
		Consumer Non-Cyclical Tobacco--0.0%
65,000		Altria Group, Inc., 5.625%, 11/4/2008	65,082
		Energy - Independent--0.1%
120,000		Canadian Natural Resource, 4.9%, 12/1/2014	112,014
25,000	[2]	Pemex Project Funding Master, 5.75%, 12/15/2015	23,156
125,020	[2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	118,879
		TOTAL	254,049
		Energy - Integrated--0.3%
60,000		Conoco, Inc., Sr. Note, 6.95%, 4/15/2029	65,799
100,000		ConocoPhillips Australia Funding Co., 5.5%, 4/15/2013	99,648
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	530,574
35,000		Petro-Canada, 7%, 11/15/2028	36,989
100,000	[2]	Qatar Petroleum, 5.579%, 5/30/2011	99,684
100,000	[2]	Statoil ASA, 5.125%, 4/30/2014	95,705
		TOTAL	928,399
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.0%
$50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	$56,036
		Financial Institution - Banking--1.5%
100,000		Bank of America Corp., Sub. Note, 7.4%, 1/15/2011	107,287
20,000,000		Bayerische Landesbank, Sr. Unsub., Series EMTN, 1%, 9/20/2010	175,565
105,000,000		Bank Nederlandse Gemeenten, Sr. Unsub.,.8%, 9/22/2008	931,420
80,000		Citigroup, Inc., Note, 5.125%, 5/5/2014	77,099
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	316,239
200,000		First Union Institutional, Bond, 8.04%, 12/1/2026	210,399
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	96,412
160,000		HSBC Finance Corp., 4.75%, 4/15/2010	154,822
400,000		HSBC Finance Corp., 5%, 6/30/2015	370,567
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/1/2009	61,612
100,000		Household Finance Corp., 6.4%, 6/17/2008	101,736
75,000		Household Finance Corp., Unsecd. Note, 4.75%, 7/15/2013	70,059
100,000		J.P. Morgan Chase & Co., Note, 5.35%, 3/1/2007	99,981
250,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	237,465
250,000		Marshall & Ilsley Bank, Sr. Note, 4.4%, 3/15/2010	240,279
200,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	196,154
110,000		PNC Funding Corp., Sub. Note, 7.5%, 11/1/2009	116,530
70,000		Popular North America, 5.65%, 4/15/2009	69,719
477,778	[2]	Regional Diversified Funding, 9.25%, 3/15/2030	520,210
100,000	[2]	Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/1/2010	96,074
100,000		U.S. Bank N.A., 6.3%, 2/4/2014	102,986
210,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	195,577
100,000		Zions Bancorp, Sub. Note, 5.5%, 11/16/2015	96,029
		TOTAL	4,644,221
		Financial Institution - Brokerage--0.6%
190,000		Amvescap PLC, Note, 4.5%, 12/15/2009	183,422
100,000		Amvescap PLC, Sr. Note, 5.9%, 1/15/2007	100,175
250,000		Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	235,613
250,000	[2]	FMR Corp., 4.75%, 3/1/2013	234,986
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	236,629
80,000		Goldman Sachs Group, Inc., Note, 4.125%, 1/15/2008	78,436
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$250,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	$270,567
60,000		Lehman Brothers Holdings, Note, 4.8%, 3/13/2014	56,323
100,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	101,935
250,000		Morgan Stanley Group, In, 5.3%, 3/1/2013	242,457
75,000		Morgan Stanley, Note, 3.875%, 1/15/2009	72,162
30,000		Nuveen Investments, 5%, 9/15/2010	28,924
30,000		Nuveen Investments, 5.5%, 9/15/2015	28,196
		TOTAL	1,869,825
		Financial Institution - Finance Noncaptive--0.4%
200,000	[2]	American International Group, Inc., 4.7%, 10/1/2010	191,899
345,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	323,262
250,000		Capital One Financial, Note, 7.125%, 8/1/2008	257,189
75,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	76,781
30,000		General Electric Capital Corp., Note, Series MTN, 6.75%, 3/15/2032	32,289
30,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	31,704
80,000		International Lease Finance Corp., 4.875%, 9/1/2010	77,656
90,000		Residential Capital Corp., 6%, 2/22/2011	87,355
220,000		SLM Corp., Floating Rate Note, 12/15/2014	211,713
		TOTAL	1,289,848
		Financial Institution - Insurance - Life--1.2%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	488,310
1,250,000		Delphi Funding, 9.31%, 3/25/2027	1,312,071
750,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	758,751
300,000	[2]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	304,851
750,000	[2]	Union Central Life Insurance Co., Note, 8.2%, 11/1/2026	791,996
		TOTAL	3,655,979
		Financial Institution - Insurance - P&C--0.3%
50,000		Horace Mann Educators Co., Sr. Note, 6.85%, 4/15/2016	49,510
390,000	[2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	371,443
250,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	246,757
100,000	[2]	Oil Insurance Ltd., Sub. 5.15%, 8/15/2033	97,860
10,000		The St. Paul Travelers Cos., Sr. Unsecd. Note, 5.5%, 12/1/2015	9,604
		TOTAL	775,174
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.2%
$160,000		Archstone-Smith Trust, 5.625%, 8/15/2014	$156,064
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	46,669
120,000		Prologis, Sr. Note, 5.5%, 4/1/2012	117,235
250,000		Simon Property Group, Inc, 6.35%, 8/28/2012	255,610
60,000		Simon Property Group, Inc, Note, 7.75%, 1/20/2011	64,622
		TOTAL	640,200
		Foreign-Local-Govt--0.0%
50,000		Quebec, Province of, Note, Series MTN, 7.035%, 3/10/2026	57,346
		Municipal Services--0.0%
140,000	[2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	128,867
		Sovereign--0.0%
30,000		United Mexican States, Series MTN, 6.75%, 9/27/2034	29,180
		Technology--0.2%
110,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	108,402
200,000		Deluxe Corp., 5.125%, 10/1/2014	162,928
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.5%, 3/15/2011	59,392
150,000	[2]	Oracle Corp., Sr. Unsecd. Note, 5%, 1/15/2011	145,605
		TOTAL	476,327
		Transportation - Airlines--0.1%
255,000		Southwest Airlines Co., 7.375%, 3/1/2027	266,379
		Transportation - Railroads--0.2%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	93,545
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	205,934
60,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	62,752
100,000		Union Pacific Corp., 4.875%, 1/15/2015	93,481
45,000		Union Pacific Corp., Bond, 6.625%, 2/1/2029	46,668
		TOTAL	502,380
		Transportation - Services--0.1%
200,000		FedEx Corp., Note, 2.65%, 4/1/2007	195,526
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--0.5%
$250,000		Consolidated Natural Gas, 5%, 12/1/2014	$232,646
260,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	265,515
400,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	418,915
300,000		FirstEnergy Corp., 5.5%, 11/15/2006	299,793
120,000		MidAmerican Energy Co., 4.65%, 10/1/2014	111,674
100,000		Scottish Power PLC, 4.91%, 3/15/2010	97,007
		TOTAL	1,425,550
		Utility - Natural Gas Distributor--0.1%
210,000		Atmos Energy Corp., 4%, 10/15/2009	198,484
		Utility - Natural Gas Pipelines--0.1%
100,000		Kinder Morgan Energy Partners, Sr. Unsecd. Note, 5.8%, 3/15/2035	85,686
60,000		Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	61,257
		TOTAL	146,943
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,229,499)	25,701,015
		CORPORATE NOTES--0.0%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,961)	120,301
		GOVERNMENT AGENCIES--2.0%
1,100,000		Federal Home Loan Bank, 4.625% 2/18/2011	1,059,669
415,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	451,854
3,000,000		Federal National Mortgage Association, 4.250%, 5/15/2009	2,912,606
1,700,000		Federal National Mortgage Association, 4.375%, 3/15/2013	1,601,623
100,000		Federal National Mortgage Association, 4.500%, 6/1/2010	96,494
40,000		Federal National Mortgage Association, 7.125%, 1/15/2030	47,936
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,357,019)	6,170,182
		GOVERNMENTS/AGENCIES--0.4%
85,000,000		Italy, Series INTL, 0.65%, 3/20/2009	748,494
132,000		United Kingdom, Government of, Treasury Bill, 5%, 3/7/2012	251,281
175,000		United Mexican States, 6.625%, 3/3/2015	177,240
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,195,199)	1,177,015
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.7%
$70,468		Federal Home Loan Mortgage Corp. Pool A19963, 5.500%, 3/1/2034	$68,092
17,234		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	17,701
14,115		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	14,688
32,471		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	33,035
32,382		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	32,944
10,800		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	10,967
47,154		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	46,718
134,123		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	129,734
39,963		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	40,736
3,845		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	3,905
34,877		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	34,364
40,276		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	40,818
225,820		Federal Home Loan Mortgage Corp. Pool G08010, 5.500%, 9/1/2034	218,064
68,273		Federal Home Loan Mortgage Corp. Pool M90876, 4.000%, 11/1/2008	66,087
29,036		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	29,487
63,871		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	63,809
150,229		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	142,573
143,062		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	135,770
62,387		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	61,742
126,705		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	123,141
157,801		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	152,737
7,086		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	7,853
3,816		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	3,975
29,478		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	30,711
1,975		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	2,016
65,150		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	66,979
7,273		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	7,210
5,073		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	5,212
581		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	603
133,275		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	131,917
51,690		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	51,172
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
$103,032		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	$99,510
140,701		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	132,491
2,634		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	2,743
13,664		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	14,345
28,322		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	28,973
1,607		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	1,687
2,227		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	2,279
17,852		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	18,541
24,065		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	24,611
4,521		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	4,735
29,529		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	31,036
26,941		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	28,049
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,231,468)	2,163,760
		U.S. TREASURY--10.2%
1,830,833		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015	1,716,448
8,100,000	[3]	United States Treasury Bill, 6/1/2006	8,100,000
8,100,000	[3]	United States Treasury Bill, 6/29/2006	8,070,611
600,000		United States Treasury Bond, 4.500%, 2/15/2036	534,507
900,000		United States Treasury Bond, 6.250%, 8/15/2023	987,319
5,700,000		United States Treasury Note, 3.875%, 2/15/2013	5,308,582
200,000		United States Treasury Note, 3.875%, 7/15/2010	191,554
500,000		United States Treasury Note, 4.000%, 2/15/2014	464,409
35,000		United States Treasury Note, 4.375%, 8/15/2012	33,714
1,400,000		United States Treasury Note, 4.500%, 2/15/2016	1,331,131
3,650,000		United States Treasury Note, 4.750%, 3/31/2011	3,602,378
300,000		United States Treasury Note, 4.750%, 5/15/2014	292,778
40,000		United States Treasury Note, 5.000%, 2/15/2011	39,974
25,000		United States Treasury Note, 5.000%, 8/15/2011	24,970
165,000		United States Treasury PO Strip, 11/15/2015	101,784
170,000		United States Treasury PO Strip, 11/15/2018	88,108
190,000		United States Treasury PO Strip, 5/15/2020	90,428
225,000		United States Treasury PO Strip, 8/15/2025	80,648
		TOTAL U.S. TREASURY (IDENTIFIED COST $31,468,948)	31,059,343
Shares or Principal Amount			Value
		MUTUAL FUNDS--19.7% [4]
62,331		Emerging Markets Fixed Income Core Fund	$1,154,633
2,510,448		Federated International Capital Appreciation Fund, Class A	29,221,619
2,602,914		Federated Mortgage Core Portfolio	25,170,181
684,317		High Yield Bond Portfolio	4,598,612
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $54,575,148)	60,145,045
		REPURCHASE AGREEMENT--5.5%
$16,779,000		Interest in $3,100,000,000 joint repurchase agreement 5.050%, dated 5/31/2006 under which UBS Securities LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)	16,779,000
		TOTAL INVESTMENTS--102.6% (IDENTIFIED COST $290,953,852) [5]	313,089,575
		OTHER ASSETS AND LIABILITIES - NET--(2.6)%	(8,079,606)
		TOTAL NET ASSETS--100%	$305,009,969

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Director's, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $5,186,452 which represents 1.7% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $290,741,067.

At May 31, 2006, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures [1]	24	$7,632,600	June 2006	$90,150

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
PO	--Principal Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $60,145,045 of investments in affiliated issuers (Note 5) (identified cost $290,953,852)		$313,089,575
Cash		2,611
Cash denominated in foreign currencies (cost of $210,824)		211,460
Income receivable		924,934
Receivable for investments sold		4,131,921
Receivable for shares sold		162,224
Receivable for daily variation margin		72,600
TOTAL ASSETS		318,595,325
Liabilities:
Payable for investments purchased	$11,875,978
Payable for shares redeemed	1,346,119
Income distribution payable	106,781
Payable for transfer and dividend disbursing agent fees and expenses	122,017
Payable for Directors'/Trustees' fee	1,486
Payable for distribution services fee (Note 5)	55,887
Payable for shareholder services fee (Note 5)	57,610
Accrued expenses	19,478
TOTAL LIABILITIES		13,585,356
Net assets for 16,176,955 shares outstanding		$305,009,969
Net Assets Consist of:
Paid- in capital		$271,117,944
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		22,058,995
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		11,801,355
Undistributed net investment income		31,675
TOTAL NET ASSETS		$305,009,969

Statement of Assets and Liabilities-continued

May 31, 2006 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($217,243,157 ÷ 11,515,558 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$18.87
Offering price per share (100/94.50 of $18.87) [1]	$19.97
Redemption proceeds per share	$18.87
Class B Shares:
Net asset value per share ($55,014,098 ÷ 2,919,888 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$18.84
Offering price per share	$18.84
Redemption proceeds per share (94.50/100 of $18.84) [1]	$17.80
Class C Shares:
Net asset value per share ($27,027,800 ÷ 1,438,505 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$18.79
Offering price per share (100/99.00 of $18.79) [1]	$18.98
Redemption proceeds per share (99.00/100 of $18.79) [1]	$18.60
Class K Shares:
Net asset value per share ($5,724,914 ÷ 303,004 shares outstanding), $0.001 par value, 250,000,000 shares authorized	$18.89
Offering price per share	$18.89
Redemption proceeds per share	$18.89

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including $1,142,224 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $9,527)		$2,753,663
Interest		2,189,004
Interest income allocated from affiliated partnership (Note 5)		60,132
TOTAL INCOME		5,002,799
Expenses:
Investment adviser fee (Note 5)	$1,118,524
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	16,014
Transfer and dividend disbursing agent fees and expenses--Class A Shares	154,556
Transfer and dividend disbursing agent fees and expenses-- Class B Shares	53,826
Transfer and dividend disbursing agent fees and expenses-- Class C Shares	20,659
Transfer and dividend disbursing agent fees and expenses-- Class K Shares	5,928
Directors'/Trustees' fees	6,352
Auditing fees	15,968
Legal fees	1,354
Portfolio accounting fees	65,050
Distribution services fee--Class B Shares (Note 5)	225,481
Distribution services fee--Class C Shares (Note 5)	105,220
Distribution services fee--Class K Shares (Note 5)	8,397
Shareholder services fee--Class A Shares (Note 5)	281,868
Shareholder services fee--Class B Shares (Note 5)	75,160
Shareholder services fee--Class C Shares (Note 5)	34,525
Share registration costs	26,754
Printing and postage	30,029
Insurance premiums	4,598
Taxes	12,359
Miscellaneous	4,605
EXPENSES BEFORE ALLOCATION	2,401,858
Expenses allocated from affiliated partnership (Note 5)	679
TOTAL EXPENSES	2,402,537

Statement of Operations-continued

Six Months Ended May 31, 2006 (unaudited)

Waivers, Reimbursements, and Expense Reduction (Note 5):
Waiver/Reimbursement of investment adviser fee	$(147,896)
Waiver of administrative personnel and services fee	(11,459)
Waiver/Reimbursement of shareholder services fee--Class A Shares	(42,112)
Waiver/Reimbursement of shareholder services fee--Class B Shares	(5,984)
Waiver/Reimbursement of shareholder services fee--Class C Shares	(2,643)
Fees paid indirectly from directed broker arrangements	(2,654)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(212,748)
Net expenses			$2,189,789
Net investment income			2,813,010
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $488,628 on sales of investments in affiliated issuers (Note 5)			17,132,859
Net realized gain on futures contracts			916,764
Net realized gain allocated from partnership			42,296
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(13,722,186)
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts			4,369,733
Change in net assets resulting from operations			$7,182,743

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,813,010	$4,640,955
Net realized gain on investments, including allocation from partnership, foreign currency transactions and futures contracts	18,091,919	9,339,087
Net increase due to reimbursement from adviser (Note 5)	--	13,304
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(13,722,186)	500,468
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,182,743	14,493,814
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,095,001)	(3,705,846)
Class B Shares	(305,170)	(540,766)
Class C Shares	(152,969)	(239,731)
Class K Shares	(26,130)	(6,728)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(4,090,513)	--
Class B Shares	(1,100,262)	--
Class C Shares	(507,292)	--
Class K Shares	(21,265)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,298,602)	(4,493,071)
Share Transactions:
Proceeds from sale of shares	30,564,592	49,031,333
Proceeds from shares issued in connection with the tax-free transfer of assets from Vintage Balanced Fund	--	18,652,463
Net asset value of shares issued to shareholders in payment of distributions declared	7,524,674	4,158,766
Cost of shares redeemed	(59,289,280)	(92,624,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,200,014)	(20,782,196)
Change in net assets	(22,315,873)	(10,781,453)
Net Assets:
Beginning of period	327,325,842	338,107,295
End of period (including undistributed (distributions in excess) of net investment income of $31,675 and $(202,065), respectively)	$305,009,969	$327,325,842

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On September 18, 2005, the Fund received a tax-free transfer of assets from the Vintage Balanced Fund, as follows:

	Class A Shares of the Fund Issued	Vintage Balanced Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Vintage Balanced Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Vintage Balanced Fund	979,639	$18,652,463	$2,709,188	$320,450,050	$18,652,463	$339,102,513

1 Unrealized appreciation is included in the Vintage Balanced Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income and short-term securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Fund had net realized gains of $916,764 on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,000,544	$19,143,139	1,765,013	$33,062,298
Shares issued in connection with the tax-free transfer of assets from Vintage Balanced Fund	--	--	979,639	18,652,463
Shares issued to shareholders in payment of distributions declared	296,657	5,589,689	183,414	3,452,796
Shares redeemed	(2,137,703)	(40,928,562)	(3,488,768)	(65,395,950)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(840,502)	$(16,195,734)	(560,702)	$(10,228,393)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	105,601	$2,010,998	355,033	$6,625,152
Shares issued to shareholders in payment of distributions declared	69,176	1,299,840	25,959	488,413
Shares redeemed	(590,600)	(11,294,028)	(1,070,664)	(20,003,441)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(415,823)	$(7,983,190)	(689,672)	$(12,889,876)

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	203,595	$3,881,978	447,096	$8,314,721
Shares issued to shareholders in payment of distributions declared	31,389	588,298	11,234	210,829
Shares redeemed	(328,127)	(6,253,215)	(384,777)	(7,163,700)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(93,143)	$(1,782,939)	73,553	$1,361,850

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	287,733	$5,528,477	54,661	$1,029,162
Shares issued to shareholders in payment of distributions declared	2,480	46,847	356	6,728
Shares redeemed	(42,445)	(813,475)	(3,302)	(61,667)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	247,768	$4,761,849	51,715	$974,223
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,101,700)	$(21,200,014)	(1,125,106)	$(20,782,196)

4. FEDERAL TAX INFORMATION

At May 31, 2006, the cost of investments for federal tax purposes was $290,741,067. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and any unrealized depreciation from futures contracts was $22,348,508. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,221,932 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,873,424.

At November 30, 2005, the Fund had a capital loss carryforward of $3,954,320 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,709,693
2010	$1,244,627

As a result of a tax-free transfer of assets from Founders Common Trust Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the Adviser voluntarily waived $4,590 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2006, the Sub-Adviser earned a sub-adviser fee of $130,892.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $19,474 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $8,032 in sales charges from the sale of Class A Shares. FSC also retained $254 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC voluntarily waived $30,458 of its fee. For the six months ended May 31, 2006, FSSC received $11,334 of fees paid by the Fund.

The Fund may invest in other funds serviced by FSSC under this agreement. FSSC has agreed to reimburse the Fund for certain shareholder services fees received by FSSC as a result of these transactions.

Commencing on August 1, 2005, and continuing through January 28, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $20,281 for the six months ended May 31, 2006.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2006, the Fund's expenses were reduced by $2,654 under these arrangements.

Other

For the year ended November 30, 2005, the Fund's Adviser made a voluntary contribution to the Fund of $13,304 for losses on investments inadvertently sold by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended May 31, 2006, are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value	Dividend Income
Emerging Markets Fixed Income Core Fund	89,631	--	(27,300)	62,331	$ 1,154,633	$ --
Federated International Capital Appreciation Fund	2,781,696	--	(271,248)	2,510,448	29,221,619	248,534
Federated Mortgage Core Portfolio	2,768,532	240,473	(406,091)	2,602,914	25,170,181	661,342
High Yield Bond Portfolio	824,035	34,491	(174,209)	684,317	4,598,612	232,348
TOTAL OF AFFILIATED TRANSACTIONS					$60,145,045	$1,142,224

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$142,074,737
Sales	$148,638,189

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED STOCK AND BOND FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

8080105 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable.

Item 3.     Audit Committee Financial Expert

            Not Applicable.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006